UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08327

Name of Fund: BlackRock Global Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Australia - 1.0%	BHP Billiton Ltd.	85,100	$ 2,391,274
	Santos Ltd.	122,000	1,433,497
			3,824,771
Austria - 0.5%	OMV AG	43,500	1,781,962
Belgium - 0.7%	Anheuser-Busch InBev NV	67,400	2,376,987
Bermuda - 0.6%	IPC Holdings, Ltd.	31,900	792,715
	Invesco Ltd. (a)	78,000	1,220,700
			2,013,415
Brazil - 1.2%	BM&F Bovespa SA	127,400	730,368
	Banco Bradesco SA (a)	30,300	462,681
	Cia Siderurgica Nacional SA (a)	53,300	1,306,916
	Itau Unibanco Banco Multiplo SA (a)	46,951	753,564
	Usinas Siderurgicas de Minas Gerais SA
	(Preference 'A' Shares)	62,700	1,242,783
			4,496,312
Canada - 6.0%	Agrium Inc. (b)	37,500	1,845,750
	Canadian Natural Resources Ltd.	27,800	1,647,756
	EnCana Corp.	28,600	1,571,788
	Imperial Oil Ltd.	50,400	2,048,777
	Kinross Gold Corp.	166,800	3,347,459
	Potash Corp. of Saskatchewan, Inc.	15,500	1,795,520
	Research In Motion Ltd. (b)	20,000	1,572,800
	Royal Bank of Canada	28,600	1,144,786
	Shoppers Drug Mart Corp.	49,000	1,990,969
	Suncor Energy, Inc.	72,200	2,529,563
	The Toronto-Dominion Bank	28,400	1,446,338
	Ultra Petroleum Corp. (b)	24,800	1,122,944
			22,064,450
Cayman Islands - 0.8%	AirMedia Group, Inc. (a)(b)	33,200	221,942
	Herbalife Ltd.	91,400	2,669,794
	Noah Education Holdings Ltd. (a)	22,800	101,460
			2,993,196
China - 2.1%	China Unicom Ltd.	957,100	1,178,090
	Focus Media Holding Ltd. (a)(b)	99,900	859,140
	Guangzhou R&F Properties Co. Ltd.	824,500	1,900,196
	PetroChina Co. Ltd. (a)	16,300	1,895,527
	Sina Corp. (a)(b)	61,500	1,728,765
			7,561,718
Denmark - 0.5%	Vestas Wind Systems A/S (b)	26,100	1,922,817
Finland - 0.4%	Nokia Oyj	92,000	1,411,892
France - 3.5%	BNP Paribas SA	28,900	2,002,713
	France Telecom SA	101,300	2,470,347
	Mercialys SA	6,500	196,753
	Pinault-Printemps-Redoute	21,300	1,799,397
	Sanofi-Aventis	18,700	1,193,519
	Societe Generale SA	20,700	1,214,557
	Societe Immobiliere de Location pour
	L'Industrie et le Commerce	2,900	252,614

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Total SA	35,100	$ 2,024,974
	Unibail - Rodamco	2,900	467,995
	Vivendi SA	51,800	1,370,803
			12,993,672
Germany - 1.6%	Allianz AG Registered Shares	7,200	714,693
	Bayerische Motoren Werke AG	46,400	1,677,456
	Deutsche Boerse AG	18,800	1,647,351
	Salzgitter AG	20,300	1,911,720
			5,951,220
Hong Kong - 3.5%	CNOOC Ltd. (a)	11,800	1,581,436
	Cheung Kong Holdings Ltd.	145,000	1,806,767
	China Construction Bank Class H	2,760,700	1,802,043
	China Mobile Ltd.	129,000	1,266,797
	China Railway Construction Corp. (b)	1,062,800	1,543,025
	Industrial and Commercial Bank of China Ltd.	3,110,800	1,982,797
	New World Development Ltd.	952,800	1,818,761
	Wing Hang Bank Ltd.	129,200	1,165,890
			12,967,516
India - 1.4%	Bharti Tele-Ventures Ltd. (b)	165,400	2,906,349
	Punjab National Bank Ltd.	147,800	2,118,747
			5,025,096
Indonesia - 0.3%	Bank Negara Indonesia Persero Tbk PT	7,063,300	1,084,067
Israel - 0.5%	Teva Pharmaceutical Industries Ltd. (a)	36,000	1,668,960
Italy - 0.7%	A2A SpA	769,000	1,448,849
	Assicurazioni Generali SpA	21,424	476,589
	Credito Emiliano SpA (b)	27,942	153,770
	Intesa Sanpaolo SpA	178,300	637,334
			2,716,542
Japan - 8.6%	Amada Co., Ltd.	343,200	2,260,904
	Canon, Inc.	41,100	1,363,588
	The Gunma Bank Ltd.	225,700	1,199,259
	Hino Motors Ltd.	747,900	2,207,464
	Honda Motor Co., Ltd.	63,600	1,845,273
	Itochu Corp.	416,100	3,030,768
	Mitsubishi Electric Corp.	518,000	3,009,754
	Mitsubishi Estate Co., Ltd.	35,300	583,883
	Mitsubishi UFJ Financial Group, Inc.	166,700	1,057,786
	Mitsui & Co., Ltd.	169,400	2,172,079
	Mitsui Fudosan Co., Ltd.	35,400	593,878
	Mizuho Financial Group, Inc.	219,779	528,435
	Nintendo Co., Ltd.	5,000	1,349,299
	Sumitomo Metal Mining Co., Ltd.	218,700	3,128,077
	Sumitomo Mitsui Financial Group, Inc.	13,000	503,524
	Tokio Marine Holdings, Inc.	25,100	736,723
	Toyo Suisan Kaisha, Ltd.	77,800	1,712,520
	Toyota Motor Corp.	56,100	2,237,027
	Yamato Transport Co., Ltd.	178,700	2,225,396
			31,745,637

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Luxembourg - 1.6%	ArcelorMittal	121,700	$ 4,054,967
	Millicom International Cellular SA (b)	31,300	1,899,910
			5,954,877
Malaysia - 0.3%	Bumiputra-Commerce Holdings Bhd	403,600	988,473
Mexico - 0.6%	Fomento Economico Mexicano, SA de CV (a)	71,300	2,330,797
Netherlands - 0.1%	Corio NV	11,500	567,585
Norway - 2.3%	Norsk Hydro ASA	571,300	3,091,898
	StatoilHydro ASA	88,400	1,866,964
	Yara International ASA	108,400	3,597,193
			8,556,055
Russia - 0.4%	AO VimpelCom (a)	101,500	1,325,590
Singapore - 2.0%	CapitaLand Ltd.	697,200	1,857,888
	DBS Group Holdings Ltd.	134,000	1,100,457
	United Overseas Bank Ltd.	139,200	1,381,220
	Wilmar International Ltd.	855,400	2,940,332
			7,279,897
South Africa - 0.9%	Naspers Ltd.	138,700	3,336,677
South Korea - 1.3%	GS Engineering & Construction Corp.	36,800	2,379,003
	Samsung Electronics Co., Ltd.	5,309	2,374,013
			4,753,016
Spain - 1.3%	Banco Bilbao Vizcaya Argentaria SA	0	4
	Banco Santander SA	97,300	1,033,762
	Iberdrola Renovables (b)	323,100	1,600,372
	Inditex SA	47,900	2,166,314
			4,800,452
Sweden - 1.0%	Nordea Bank AB	228,700	1,838,123
	Volvo AB B Shares	264,100	1,708,394
			3,546,517
Switzerland - 1.8%	Nestle SA Registered Shares	74,400	2,709,118
	Weatherford International Ltd. (b)	127,000	2,628,900
	Zurich Financial Services AG	6,600	1,235,207
			6,573,225
Taiwan - 3.2%	Asustek Computer, Inc.	1,645,000	2,342,211
	Chang Hwa Commercial Bank (b)	2,122,000	1,068,671
	HTC Corp. (b)	187,000	3,052,782
	Mega Financial Holding Co. Ltd. (b)	2,619,700	1,334,220
	Siliconware Precision Industries Co., Ltd. (a)	212,000	1,568,800
	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	203,700	2,228,478
			11,595,162
Thailand - 0.7%	Bangkok Bank Pcl	363,800	936,934
	Bangkok Bank Pcl Foreign Shares	50,800	134,868
	Siam Commercial Bank Pcl	835,100	1,630,769
			2,702,571
United Kingdom - 6.5%	Aviva Plc	163,600	887,985
	BG Group Plc	133,600	2,454,818
	Barclays Plc	290,600	1,412,012
	Bellway Plc	79,200	832,149
	Charter International Plc	178,900	1,534,393
	HSBC Holdings Plc	241,783	2,190,068

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Imperial Tobacco Group Plc	100,800	$ 2,622,134
	Legal & General Group Plc	578,700	569,010
	Persimmon Plc	162,200	964,755
	Prudential Plc	207,600	1,443,813
	Standard Chartered Plc	58,500	1,196,610
	Tesco Plc	200,000	1,188,490
	Unilever Plc	84,200	1,987,141
	Vodafone Group Plc (a)	65,400	1,230,828
	WPP Plc	242,400	1,811,547
	Xstrata Plc	154,500	1,733,116
			24,058,869
United States - 40.7%	Abbott Laboratories	40,700	1,833,942
	Alcoa, Inc.	196,700	1,813,574
	Allergan, Inc.	28,800	1,270,944
	The Allstate Corp.	24,200	622,666
	Ameriprise Financial, Inc.	52,300	1,579,460
	Amgen, Inc. (b)	41,600	2,077,504
	Anadarko Petroleum Corp.	43,500	2,078,430
	Analog Devices, Inc.	78,500	1,916,185
	Apple, Inc. (b)	15,900	2,159,379
	Applied Materials, Inc.	77,000	867,020
	AvalonBay Communities, Inc.	35,431	2,178,298
	BJ Services Co.	103,600	1,620,304
	Becton Dickinson & Co.	34,800	2,355,264
	Boston Properties, Inc.	14,100	681,312
	Bucyrus International, Inc.	52,900	1,517,172
	CBS Corp. Class B	170,400	1,257,552
	CSX Corp.	43,400	1,378,384
	Carnival Corp. (b)	45,700	1,162,608
	Celanese Corp. Series A	79,700	1,634,647
	The Charles Schwab Corp.	94,400	1,661,440
	Cisco Systems, Inc. (b)	133,400	2,467,900
	Commercial Metals Co.	75,000	1,272,750
	Consol Energy, Inc.	67,000	2,757,720
	Continental Resources, Inc. (b)(c)	49,300	1,459,773
	Cummins, Inc.	73,600	2,386,848
	The Dow Chemical Co.	91,600	1,619,488
	EOG Resources, Inc.	24,200	1,771,198
	eBay, Inc. (b)	187,400	3,301,988
	Energizer Holdings, Inc. (b)	20,800	1,087,008
	Entergy Corp.	22,000	1,641,640
	Everest Re Group Ltd.	10,200	706,146
	FPL Group, Inc.	20,800	1,175,824
	Gardner Denver, Inc. (b)	57,600	1,632,384
	Genzyme Corp. (b)	22,400	1,324,736
	The Goldman Sachs Group, Inc.	7,400	1,069,818
	Google, Inc. Class A (b)	4,600	1,919,258
	Halliburton Co.	98,300	2,254,019
	Helmerich & Payne, Inc.	54,800	1,916,356

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Hess Corp.	19,000	$ 1,265,210
	Hewlett-Packard Co.	49,200	1,690,020
	Hudson City Bancorp, Inc.	89,000	1,141,870
	Intel Corp.	185,300	2,912,916
	IntercontinentalExchange, Inc. (b)	12,600	1,358,154
	International Business Machines Corp.	22,400	2,380,672
	The J.M. Smucker Co.	45,900	1,847,934
	JPMorgan Chase & Co.	32,500	1,199,250
	Jacobs Engineering Group, Inc. (b)	28,400	1,218,360
	JetBlue Airways Corp. (b)	289,100	1,309,623
	KLA-Tencor Corp.	69,000	1,863,000
	Kohl's Corp. (b)	60,300	2,560,941
	Las Vegas Sands Corp. (b)(c)	79,700	789,827
	Macy's, Inc.	99,900	1,166,832
	McDonald's Corp.	20,100	1,185,699
	Medco Health Solutions, Inc. (b)	67,100	3,079,219
	Medtronic, Inc.	44,700	1,535,445
	MetLife, Inc.	23,900	752,850
	Microsoft Corp.	90,400	1,888,456
	Morgan Stanley	36,500	1,106,680
	Nabors Industries Ltd. (b)	119,600	2,138,448
	Nike, Inc. Class B	22,400	1,277,920
	Nvidia Corp. (b)	109,900	1,146,257
	Occidental Petroleum Corp.	28,600	1,919,346
	Oracle Corp.	93,500	1,831,665
	Peabody Energy Corp.	61,500	2,089,770
	People's United Financial, Inc.	69,300	1,094,940
	PetroHawk Energy Corp. (b)	49,600	1,249,920
	Pfizer, Inc.	218,200	3,314,458
	QUALCOMM, Inc.	48,400	2,109,756
	Ralcorp Holdings, Inc. (b)	33,200	1,901,364
	Robert Half International, Inc.	81,900	1,751,841
	SPX Corp.	29,700	1,363,527
	State Street Corp.	25,900	1,203,055
	Steel Dynamics, Inc.	105,900	1,582,146
	SunTrust Banks, Inc.	75,000	987,750
	T. Rowe Price Group, Inc.	33,300	1,350,981
	Texas Instruments, Inc.	46,200	896,280
	Timken Co.	94,900	1,604,759
	The Travelers Cos., Inc.	46,200	1,878,492
	TreeHouse Foods, Inc. (b)	29,900	799,227
	UAL Corp. (b)(c)	147,200	685,952
	US Bancorp	46,700	896,640
	UnumProvident Corp.	24,300	415,773
	Urban Outfitters, Inc. (b)	113,600	2,319,712
	Walt Disney Co.	113,800	2,756,236
	WellPoint, Inc. (b)	14,100	656,637
	Wells Fargo & Co.	74,700	1,904,850
	Werner Enterprises, Inc.	84,000	1,511,160

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Westinghouse Air Brake Technologies Corp.	40,200	$ 1,434,336
	Wyeth	69,900	3,135,714
	XTO Energy, Inc.	52,700	2,253,979
	Yum! Brands, Inc.	68,500	2,372,155
			149,518,943
	Total Long Term Investments
	(Cost - $316,640,351) - 98.6%		362,488,936
	Short-Term Securities
	BlackRock Liquidity Funds, TempFund 0.535% (d)(e)	328,360	328,360
		Beneficial
		Interest
		(000)
	BlackRock Liquidity Series, LLC Money Market
	Series, 0.66% (d)(e)(f)	$ 3,756	3,756,000
	Total Short-Term Securities
	(Cost - $4,084,360) - 1.1%		4,084,360
	Total Investments (Cost - $320,724,711*) - 99.7%		366,573,296
	Other Assets Less Liabilities - 0.3%		938,996
	Net Assets - 100.0%		$ 367,512,292

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 319,951,723
Gross unrealized appreciation	$ 62,190,238
Gross unrealized depreciation	(15,568,665)
Net unrealized appreciation	$ 46,621,573

(a) Depositary receipts.
(b) Non-income producing security.
(c) Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	328,360	$ 2,620
BlackRock Liquidity Series, LLC Cash Sweep Series	$ (17,622,404)	$ 142,438
BlackRock Liquidity Series, LLC Money Market Series	$ (24,996,550)	$ 30,091

(e) Represents the current yield as of report date.
(f) Security was purchased with the cash proceeds from securities loans.

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)

• Foreign currency exchange contracts as of May 31, 2009 were as follows:

						Unrealized
	Currency		Currency		Settlement	Appreciation
	Purchased		Sold	Counterparty	Date	(Depreciation)
THB	386,924	USD	11,241	StateStreet	6/01/09	$ 36
USD	1,211,549	EUR	873,000	Citibank, NA	6/01/09	(22,617)
HKD	22,388,000	USD	2,888,364	Citibank, NA	6/02/09	(429)
JPY	206,875,000	USD	2,158,996	Citibank, NA	6/02/09	12,236
THB	221,262	USD	6,447	StateStreet	6/02/09	2
USD	1,593,512	GBP	987,000	Barclays	6/02/09	(1,769)
SGD	910,000	USD	629,845	Citibank, NA	6/03/09	197
USD	218,827	EUR	155,000	Barclays	6/03/09	(288)
AUD	10,795,000	USD	7,836,178	Citibank, NA	6/10/09	801,854
AUD	1,444,000	USD	1,021,869	Deutsche Bank AG	6/10/09	133,603
CAD	5,997,000	USD	4,903,921	Citibank, NA	6/10/09	589,481
CAD	3,052,000	USD	2,475,867	Deutsche Bank AG	6/10/09	319,842
CAD	3,823,000	USD	3,163,538	UBS AG	6/10/09	338,426
CHF	8,828,000	USD	7,719,617	Citibank, NA	6/10/09	548,878
EUR	218,827	USD	155,000	Barclays	6/10/09	288
EUR	8,460,000	USD	11,243,649	Citibank, NA	6/10/09	715,197
EUR	9,820,000	USD	13,041,058	UBS AG	6/10/09	840,251
GBP	987,000	USD	1,593,467	Barclays	6/10/09	1,739
GBP	2,047,000	USD	3,072,683	Citibank, NA	6/10/09	235,714
GBP	8,553,000	USD	12,492,845	Deutsche Bank AG	6/10/09	1,330,662
HKD	23,181,000	USD	2,992,593	Deutsche Bank AG	6/10/09	(2,067)
HKD	5,663,000	USD	730,936	UBS AG	6/10/09	(366)
JPY	126,033,000	USD	1,307,476	Citibank, NA	6/10/09	15,468
JPY	500,000,000	USD	5,278,549	Credit Suisse	6/10/09	(30,147)
JPY	193,251,000	USD	1,928,287	UBS AG	6/10/09	100,231
SEK	10,462,000	USD	1,238,379	Citibank, NA	6/10/09	144,131
SGD	3,466,000	USD	2,302,401	Citibank, NA	6/10/09	97,226
USD	1,767,379	AUD	2,551,000	Citibank, NA	6/10/09	(273,901)
USD	4,188,574	CAD	4,995,000	BNP Paribas	6/10/09	(386,972)
USD	5,374,540	CAD	6,595,032	Citibank, NA	6/10/09	(666,675)
USD	1,653,134	CAD	2,095,000	UBS AG	6/10/09	(265,939)
USD	982,384	CHF	1,131,000	Citibank, NA	6/10/09	(76,935)
USD	660,648	CHF	770,500	UBS AG	6/10/09	(61,020)
USD	966,713	DKK	5,421,000	Citibank, NA	6/10/09	(62,123)
USD	7,686,067	EUR	5,852,000	Citibank, NA	6/10/09	(586,175)
USD	2,579,884	EUR	1,902,000	Deutsche Bank AG	6/10/09	(108,736)
USD	6,105,670	GBP	4,146,000	Citibank, NA	6/10/09	(595,167)
USD	5,216,486	GBP	3,560,000	Deutsche Bank AG	6/10/09	(537,248)
USD	4,418,661	HKD	34,246,500	Citibank, NA	6/10/09	601
USD	551,496	HKD	4,274,000	Deutsche Bank AG	6/10/09	118
USD	4,774,897	JPY	463,360,000	Citibank, NA	6/10/09	(88,903)
USD	3,313,861	NOK	22,129,000	UBS AG	6/10/09	(195,405)
USD	443,269	SEK	3,586,000	Citibank, NA	6/10/09	(30,606)
USD	3,953,546	SGD	6,000,000	Deutsche Bank AG	6/10/09	(200,453)
USD	1,615,661	SGD	2,379,000	Citibank, NA	6/10/09	(31,400)
USD	626,644	ZAR	5,993,000	Bank of N.Y.	6/10/09	(124,827)

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2009 (Unaudited)
						Unrealized
	Currency		Currency		Settlement	Appreciation
	Purchased		Sold	Counterparty	Date	(Depreciation)
USD	813,843	ZAR	7,882,000	Citibank, NA	6/10/09	$ (174,492)
USD	244,014	ZAR	2,390,000	Deutsche Bank AG	6/10/09	(55,672)
ZAR	16,265,000	USD	1,827,722	Deutsche Bank AG	6/10/09	211,771
Total						$ 1,857,620

• Currency Abbreviations:

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Frank	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Bat
GBP	British Pound	USD	US Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 206,462,923	-	-
Level 2	160,110,373	$ 6,437,952	$ (4,580,332)
Level 3	-	-	-
Total	$ 366,573,296	$ 6,437,952	$ (4,580,332)

* Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Growth Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Growth Fund, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Growth Fund, Inc.

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Growth Fund, Inc.

Date: July 15, 2009